GE COMMERCIAL MORTGAGE CORPORATION SECRETARY'S CERTIFICATE

Re:    GE COMMERCIAL MORTGAGE CORPORATION
  Commercial Mortgage Pass-Through Certificates, Series 2006-C1

The undersigned Secretary of GE Commercial Mortgage Corporation (the "Company") does hereby certify as follows:

Attached hereto as Exhibit A is a true, correct and complete copy of resolutions of the Company duly adopted by the Board of Directors of the Company as of April 20, 2006. Such resolutions have not been amended, modified or rescinded and remain in full force and effect in the form adopted as of the date hereof and are the only resolutions of the Board of Directors with respect to such matters.

IN WITNESS WHEREOF, I have hereto signed my name as of April 20, 2006.

    /s/ Patricia A. DeLuca
                                            Name: Patricia A. DeLuca
                                            Title: Secretary

The undersigned, the Vice President of the Company, hereby certifies that Patricia A. DeLuca is the duly elected and acting Secretary of the Company and that the signature appearing above is such person's genuine signature.

IN WITNESS WHEREOF, I have hereto signed my name as of April 20, 2006.

/s/ Robert Pfeiffer
Name: Robert Pfeiffer
Title: Vice President

EXHIBIT A
Resolutions

GE COMMERCIAL MORTGAGE CORPORATION

ACTION OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTOR
TAKEN BY UNANIMOUS WRITTEN CONSENT

The undersigned, being all of the members of the Executive Committee of the board of directors of GE Commercial Mortgage Corporation, a Delaware corporation (the "Corporation"), do hereby consent, pursuant to Section 141(f) of the Delaware General Corporation Law, to the adoption of the following resolutions and hereby direct that this written consent to such action be filed with the minutes of the Corporation.

WHEREAS, the Executive Committee of the board of directors has determined that it is in the best interests of the Corporation for the trustee of the trust fund (the "Trust Fund") formed pursuant to the issuance of the Corporation's Commercial Mortgage Pass-Through Certificates, Series 2006-C1 (the "Certificates") to have the authority to execute certain Securities and Exchange Commission forms in connection with the Trust Fund's reporting requirements under the Securities Exchange Act of 1934, as amended (the "Exchange Act").
NOW, THEREFORE, BE IT RESOLVED,

RESOLVED, that, Robert Pfeiffer, as an officer of the Corporation be, and hereby is, authorized and directed to grant any and all powers of attorney to the individuals listed on Schedule A hereto, who are officers or employees of LaSalle Bank National Association, the Trustee under that certain Pooling and Servicing Agreement, dated as of March 1, 2006 (the "Pooling and Servicing Agreement"), by and among the Corporation, as depositor, Wachovia Bank, National Association, as servicer, LNR Partners, Inc., as special servicer and LaSalle Bank National Association, as trustee, to sign on his behalf as an officer of the Corporation any Forms 10-D required to be filed with the Securities and Exchange Commission pursuant to the Pooling and Servicing Agreement in connection with the Trust Fund and the Certificates, until such time as the Trust Fund shall no longer be subject to the reporting requirements of the Exchange Act, and such powers of attorney shall be in such form and contain such conditions as any such officer of the Corporation shall have approved in such officer's sole discretion, the execution and delivery thereof by such officer being conclusive evidence of such approval;

            RESOLVED, that, the filing of these resolutions with the Securities and Exchange Commission pursuant to Item 601(b)(24) of Regulation S-K of the Securities Act of 1933, as amended, be, and hereby is, authorized, approved, ratified and confirmed;

RESOLVED, that any notice or information which may under the General Corporation Law of the State of Delaware or otherwise have to be delivered to the directors prior to their execution of any consent in lieu of meeting be, and it is, hereby waived to the greatest extent permitted by applicable law.

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Dated: April 20, 2006

                                                        /s/ David Martindale
                                                        David Martindale

                                                                            ________________
                                                                                                Robert Pfeiffer

Dated: April 20, 2006

                                       ________________
                                                       David Martindale

                               /s/ Robert Pfeiffer
                                                       Robert Pfeiffer

SCHEDULE A

Authorized Individuals at the Trustee

Barbara Marik

Cynthia Reis

Myron Mix